Cash and Cash Equivalents (Details) - Schedule of Cash in Process of Collection and in Process - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Assets
Documents held by other banks (documents to be cleared)	$ 96,821	$ 121,290
Funds receivable	1,088,812	451,262
Subtotal	1,185,633	572,552
Liabilities
Funds payable	(1,068,216)	(497,110)
Subtotal	(1,068,216)	(497,110)
Cash in process of collection, net	$ 117,417	$ 75,442